Business Combination and Goodwill	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
BUSINESS COMBINATION AND GOODWILL
7	BUSINESS COMBINATION AND GOODWILL

The movement of goodwill is set out as below:

	2019	2020	2021
Balance as of January 1,	40,218	40,218	40,218
Addition during the year	-	-	110,778
Balance as of December 31,	40,218	40,218	150,996

The Group did not incur impairment loss on goodwill for the years ended December 31, 2019, 2020 and 2021.

Beijing Hengyue Acquisition

On July 13, 2018, the Group acquired all of the equity interests in Beijing Hengyue Education Technology Co., Ltd. (“Beijing Hengyue”) and its subsidiaries from a third party. Pursuant to the share purchase agreement, the purchase prices included (1) initial cash consideration of RMB39,375, which has been paid upon closing date of the acquisition; and (2) contingent consideration up to RMB39,375, which is payable subject to achievements of certain specified financial performance conditions for 2018 and 2019.

In determining the fair value of the contingent consideration, the Group considered the expected adjusted net income for 2018 and 2019 and their associated probabilities, resulting in expected payments of contingent consideration and the present value of which was recognized as acquisition-date fair value of the contingent consideration of RMB37,121. The contingent consideration is remeasured to fair value at each reporting date with changes of fair value being recognized in earnings.

As of December 31, 2020 and 2021, contingent consideration payables were recorded as follows based on the payment schedule in the share purchase agreement.

	As of December 31,
	2020	2021
Current accrued expense and other payables	18,862	-

Beijing Hengyue is incorporated under the PRC law and is principally engaged in the provision of full spectrum private fundamental education and complementary education services in Ordos, Inner Mongolia, China.

The transaction was accounted for under the acquisition method of accounting in accordance with ASC Topic 805, Business Combinations. The results of Beijing Hengyue’s operations have been included in the Company’s consolidated financial statements since the acquisition date.

The identifiable assets acquired and liabilities assumed in the business combination were recorded at their fair values on the acquisition date and consisted of the following major items:

	Note
Fair value of consideration		76,496
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash		17,776
Property and equipment		166
Intangible assets	(i)	52,047
Other assets		326
Accounts payable		(1,355)
Contract liabilities	(ii)	(6,341)
Deferred tax liabilities		(13,496)
Deferred revenue from governments	(ii)	(6,100)
Other liabilities		(6,745)
Total identifiable net assets at fair values		36,278
Goodwill	(iii)	40,218

Notes:

(i):	Intangible assets acquired mainly included the government cooperative agreements with relevant local government of approximately RMB52,000 with an estimated useful life of 17 years. Such cooperative agreement would enable the Group get government subsidies for their publicly-sponsored students over the beneficial periods of 17 years.

(ii):	The fair value of the contract liabilities and deferred revenue from governments were estimated based on the costs of fulfilling the obligations plus a normal profit margin under income approach.

(iii):	Goodwill represents the excess of the purchase price over the fair value of the identifiable assets acquired and liabilities assumed in the acquisition. Goodwill is assigned to the formal education services reporting unit. Goodwill primarily represents the expected synergies from combining operations of Beijing Hengyue with those of the Group and intangible assets that do not qualify for separate recognition and is not deductible for tax purposes. In accordance with ASC350, goodwill is not amortized but is tested for impairment.

Yunnan Times Giant Acquisition

On June 8, 2021, the Group acquired all of the equity interests in Kunming Chenggong Times Giant Tutorial School Co., Ltd., Wenshan Times Giant Tutorial School Co., Ltd., and Kunming Wuhua District Zhuorui Cultural Training School Co., Ltd. (collectively known as “Yunnan Times Giant”) for consideration of RMB2,500, RMB12,500, and RMB5,000, respectively, from an original shareholder that was controlled by a related party of the Company.

Yunnan Times Giant is franchise of Giant Education Group in Yunnan Province. Yunnan Times Giant mainly engaged in the services of middle school entrance examination, high school entrance examination, and college entrance examination training and consulting services. The offered curriculum includes English, sports and arts, computer, vocational skills training, and STEM education subjects. It is a leader in private training and education in China with strong team of teachers, top elite management teams and high-quality educational resources.

The identifiable assets acquired and liabilities assumed in the business combination were recorded at their fair values on the acquisition date and consisted of the following major items.

Fair value of consideration	20,000
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	1,344
Property and equipment	581
Accounts receivable	39
Other assets	2,744
Accounts payable	(193)
Other liabilities	(17,504)
Total identifiable net assets at fair values	(12,989)
Total shareholder interest on acquisition of subsidiary	32,989

The Company has included the operating results of Yunnan Times Giant in its consolidated financial statements since the Acquisition Date. RMB5,356 in net sales and RMB228 in net loss of Yunnan Times Giant were included in the consolidated financial statements for the years ended December 31, 2021. Yunnan Times Giant was under the same control with the Company before Acquisition.

Yunnan Hengshun Acquisition

On April 30, 2021, the Group acquired all of the equity interests in Yunnan Hengshun Property Services Co., Ltd. (“Yunnan Hengshun”), a campus focused general service company for a consideration of RMB24,500 from an original shareholder that was controlled by a third party. The transaction was closed on April 30, 2021.

Yunnan Hengshun is a full general servicing company targeted at campus management. The company offers campus specialized services of security, sanitation, landscaping, repairs and maintenance, food and retail marketing, and lodging services.

The identifiable assets acquired and liabilities assumed in the business combination were recorded at their fair values on the acquisition date and consisted of the following major items.

Fair value of consideration	24,500
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	1,172
Property and equipment	2
Accounts receivable	1,467
Other assets	19,978
Other liabilities	(28,466)
Total identifiable net assets/(liabilities) at fair value	(5,847)
Goodwill	30,347

The Company has included the operating results of Yunnan Hengshun in its consolidated financial statements since the Acquisition Date. RMB14,582 in net sales and RMB6,666 in net gain of Yunnan Hengshun were included in the consolidated financial statements for the years ended December 31, 2021.

Beijing Tomorrow Acquisition

On May 6, 2021, the Group acquired majority equity interests in Beijing Tomorrow Future Plus Education Technology Co., Ltd. (“Beijing Tomorrow”), a technology-driven education company, for a consideration of RMB76,500 from an original shareholder that was controlled by a related party of the Company.

Beijing Tomorrow is a technology-driven education company that provides premium full-time live AI online teaching services supported by strong offline operations and management strategy for large-scale resource sharing and learning efficiency. Beijing Tomorrow adopts a unique “three-teacher classroom” model consisting of master instructor livestream classes and personalized counseling offline with character-building guidance. The “three-teacher classroom” framework, combined with enriching activities and optimized campus management, creates an ideal environment for efficient learning and comprehensive development.

The identifiable assets acquired and liabilities assumed in the business combination were recorded at their fair values on the acquisition date and consisted of the following major items.

Fair value of consideration	76,500
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	1,631
Property and equipment	83
Accounts receivable	29
Other assets	106
Other liabilities	(6,617)
Total identifiable net liabilites at fair values	(4,768)

Less: non-controlling interests	837
Goodwill	80,431

The Company has included the operating results of Beijing Tomorrow in its consolidated financial statements since the Acquisition Date. RMB9,558 in net sales and RMB1,551 in net gain of Beijing Tomorrow were included in the consolidated financial statements for the years ended December 31, 2021.